6. Accrued Expenses	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Payables and Accruals [Abstract]
6. Accrued Expenses

Accrued expenses consist of the following at June 30, 2017 and September 30, 2016:

	June 30, 2017	September 30, 2016
Accrued payroll	$45,627	$44,327
Accrued operating expenses	85,155	59,077
Deferred rent	250	7
	$131,032	$103,654

Accrued expenses consist of the following at September 30:
	2016	2015
Accrued payroll	$44,327	$35,778
Accrued operating expenses	59,077	7,615
Deferred rent	250	3,007
	$103,654	$46,400